Supplementary Financial Information on Oil and Natural Gas Exploration, Development and Production Activities (Unaudited) - Proved Oil and Natural Gas Reserves (Details)	12 Months Ended
	Dec. 31, 2016 bbl Mcf	Dec. 31, 2015 bbl Mcf
Proved developed and undeveloped reserves:
Ownership percentage by noncontrolling owners	50.00%
Natural Gas
Proved developed and undeveloped reserves:
Proved developed and undeveloped reserves, at the beginning of year | Mcf	178,750	600,000
Purchase (sale) of properties in place | Mcf	(6,168)	0
Discoveries and extensions | Mcf	0	0
Revisions | Mcf	(30,794)	(410,362)
Production | Mcf	(30,038)	(37,568)
Proved reserves, at the end of year | Mcf	111,750	178,750
Natural Gas | Consolidated Entities
Proved developed and undeveloped reserves:
Proved developed and undeveloped reserves, at the beginning of year | bbl	20,690
Proved reserves, at the end of year | bbl	13,265	20,690
Oil
Proved developed and undeveloped reserves:
Proved developed and undeveloped reserves, at the beginning of year | bbl	41,380	20,700
Purchase (sale) of properties in place | bbl	(1,107)	0
Discoveries and extensions | bbl	0	30,720
Revisions | bbl	(6,872)	2,112
Production | bbl	(6,871)	(12,152)
Proved reserves, at the end of year | bbl	26,530	41,380
Oil | Consolidated Entities
Proved developed and undeveloped reserves:
Proved developed and undeveloped reserves, at the beginning of year | Mcf	89,375
Proved reserves, at the end of year | Mcf	55,875	89,375